Capital provision assets	12 Months Ended
Dec. 31, 2020
Capital provision assets
Capital provision assets

6. Capital provision assets

Capital provision assets are financial assets held at fair value through profit or loss that relate to the provision of capital to the legal industry in connection with legal matters.

Capital provision-direct assets referenced later in this note are those in which Burford has provided financing directly to a client or to fund a principal position in a legal finance asset. Capital provision-indirect assets represent those through which the Company’s capital is provided through a fund as a general partner contribution instead of directly. At December 31, 2020 and 2019, capital provision-indirect assets consisted entirely of assets held through the Strategic Value fund. Burford does not invest capital in the BOF-C fund and accordingly it is included in capital provision-direct and not capital provision-indirect assets.

	(As Restated)
	2020	2019
	$’000	$’000
At January 1	2,432,829	1,871,035
Additions	295,866	562,018
Realizations	(526,588)	(439,359)
Income for the period	343,302	428,398
Transfer to capital provision asset subparticipation	-	10,700
Foreign exchange gains	17,268	37
At December 31	2,562,677	2,432,829

	(As Restated)
	2020	2019
	$’000	$’000
Capital provision assets are comprised of:
Capital provision-direct assets	2,477,511	2,174,693
Capital provision-indirect assets	85,166	258,136
Total capital provision assets	2,562,677	2,432,829

The capital provision income on the face of the consolidated statement of comprehensive income comprises:

	(As Resated)
	2020	2019	2018
	$’000	$’000	$’000
Realized gains relative to cost	205,478	53,886	139,901
Previous unrealized (gains)/losses transferred to realized gains/(losses)	(15,263)	12,211	(49,694)
Fair value adjustment in the period	150,690	347,295	408,151
Interest income on certain indirect capital provision assets	2,397	15,006	11,000
Income on capital provision assets	343,302	428,398	509,358
Interest and other income	199	1,870	1,692
Impairment of receivables	–	(4,083)	-
Realized gain on derivative financial liabilities	–	7,000	2,250
Realized loss on derivative financial assets	–	(4,154)	(3,462)
Loss on financial liabilities at fair value through profit or loss	(4,779)	(20,872)	(3,010)
Gain/(loss) on equity securities	(22)	1,169	(4,852)
Total capital provision income as reported on the consolidated statement of comprehensive income	338,700	409,328	501,976

All financial assets at fair value through profit or loss and all financial liabilities at fair value through profit or loss are mandatorily measured as such. Foreign exchange gains/(losses) on capital provision assets are reported in either foreign exchange gains/(losses) or exchange differences on translation of foreign operations on consolidation in the consolidated statement of comprehensive income. Exchange differences arising from non-US Dollar denominated capital provision assets held by US Dollar functional currency entities are recognized in foreign exchange gains/(losses) on the consolidated statement of comprehensive income. All other exchange differences arising from capital provision assets held by non-US Dollar functional currency entities are recognized in other comprehensive income on the consolidated statement of comprehensive income.

Burford generally relies on legally protected information to arrive at its asset valuations and as a result is precluded from disclosing individual asset valuations publicly. However, Burford’s 2019 sale of part of its entitlement to proceeds in the Petersen matter was uniquely of such a size and breadth (including third-party sales organized by Burford’s financial adviser as part of the same transaction, resulting in the total sale of 15% of the entitlement to proceeds) that it was appropriate to use that sales price alone, without consideration of legally protected information, to set its 2019 valuation of its YPF-related assets, which remained the same in 2020. The carrying value of the Group’s YPF-related assets included in capital provision assets (both Petersen and Eton Park combined) was $1,160 million at December 31, 2020 (2019: $1,161 million), including $1,112 million of unrealized gain (2019: $1,114 million).

Loss on financial liabilities at fair value through profit or loss reflects losses on assets and liabilities used to hedge certain capital provision-indirect assets. Gains that would correspond to the hedge losses are included in income on capital provision assets.

During the year, certain participating employees received payments of de minimis amounts with respect to profits interests sold to those employees by the Carry Pools. The Group is deemed to control the Carry Pools, and they are included in the consolidated financial statements. The non-controlling interests held by employees in the Carry Pools meet the definition of a financial liability and are included within “Third party interests in consolidated entities” in the Group’s consolidated statement of financial position. During February 2021, the Group bought back the participants’ interests in the Carry Pools and terminated the existing Carry Pools plan arrangements. The aggregate amount paid for the participants interests was $5,408,000.

The following table reflects the line-by-line impact of eliminating the interests of third-parties in the entities which Burford consolidates from the capital provision assets balance reported in the consolidated statement of financial position to arrive at Burford’s capital provision assets at December 31, 2020.

	(As Restated)
				Burford only
		Elimination of		Capital	Capital
	Consolidated	third-party	Burford only	provision	provision
	total	interests	total	- direct	- indirect
	$’000	$’000	$’000	$’000	$’000
At January 1, 2020	2,432,829	(598,839)	1,833,990	1,649,389	184,601
Additions	295,866	(19,872)	275,994	225,447	50,547
Realizations	(526,588)	286	(526,302)	(336,644)	(189,658)
Income for the period	343,302	(24,575)	318,727	321,002	(2,275)
Foreign exchange gains/(losses)	17,268	(465)	16,803	16,803	—
At December 31, 2020	2,562,677	(643,465)	1,919,212	1,875,997	43,215
Unrealized fair value at December 31, 2020	1,327,842	(413,095)	914,747	914,920	(173)

	(As Restated)
				Burford only
		Elimination of		Capital	Capital
	Consolidated	third-party	Burford only	provision	provision
	total	interests	total	- direct	- indirect
	$’000	$’000	$’000	$’000	$’000
At January 1, 2019	1,871,035	(349,444)	1,521,591	1,289,548	232,043
Additions	562,018	(173,196)	388,822	272,016	116,806
Realizations	(439,359)	43,679	(395,680)	(218,807)	(176,873)
Income for the period	428,398	(113,698)	314,700	302,075	12,625
Transfer to capital provision asset subparticipation	10,700	(6,241)	4,459	4,459	-
Foreign exchange gains	37	61	98	98	-
At December 31, 2019	2,432,829	(598,839)	1,833,990	1,649,389	184,601
Unrealized fair value at December 31, 2019	1,198,057	(421,957)	776,100	772,083	4,017

On a consolidated basis, the capital provision-indirect assets represent solely the equity securities and related claims in the Burford Strategic Value fund. The fund’s investment activity also includes entering into financial liabilities at fair value through profit or loss to offset the market based gains and losses in the equity securities (refer to note 7). On a consolidated basis, that activity is presented within financial liabilities at fair value through profit or loss in the liabilities section of the consolidated statement of financial position. On a Burford only basis, as presented in the table above, the amount included as capital provision-indirect assets represents the fair value of Burford’s entire interest held in the fund, including the respective share of any financial liabilities at fair value through profit or loss, and not just the Burford portion of the equity securities.

Included within the realizations amounts for Burford only in 2019 is $20,735,000 relating to six assets that were warehoused by a subsidiary company under a forward purchase and sale agreement with BOF-C. Included within additions and realization amounts for Burford only during 2019 is $12,343,000 relating to an asset that was warehoused on behalf of and then transferred to a managed fund during the year.

The following table reflects the line-by-line impact of eliminating the income of third-parties in the entities that Burford consolidates from the capital provision income reported in the consolidated statement of comprehensive income to arrive at Burford’s investments income at December 31, 2020, 2019 and 2018.

	(As Restated)
				Burford only
		Elimination of		Capital	Capital
	Consolidated	third-party	Burford only	provision	provision
	total	interests	total	- direct	- indirect
December 31, 2020	$’000	$’000	$’000	$’000	$’000
Realized gains/(losses) relative to cost	205,478	(23,879)	181,599	179,684	1,915
Previous unrealized (gains)/losses transferred to realized gains/(losses)	(15,263)	23,425	8,162	13,644	(5,482)
Fair value adjustment in the period	150,690	(21,724)	128,966	127,674	1,292
Interest income on certain indirect capital provision assets	2,397	(2,397)	-	-	-
Income on capital provision assets	343,302	(24,575)	318,727	321,002	(2,275)
Interest and other income	199	(199)	-	-	-
Loss on financial liabilities at fair value through profit or loss	(4,779)	4,779	-	-	-
Loss on equity securities	(22)	-	(22)	(22)	-
Loss on capital provision asset subparticipations	-	(4,675)	(4,675)	(4,675)	-
Total capital provision income	338,700	(24,670)	314,030	316,305	(2,275)

	(As Restated)
				Burford only
		Elimination of		Capital	Capital
	Consolidated	third-party	Burford only	provision	provision
	total	interests	total	- direct	- indirect
December 31, 2019	$’000	$’000	$’000	$’000	$’000
Realized gains/(losses) relative to cost	53,886	74,538	128,424	120,522	7,902
Previous unrealized (gains)/losses transferred to realized gains/(losses)	12,211	(91,496)	(79,285)	(79,424)	139
Fair value adjustment in the period	347,295	(81,734)	265,561	260,977	4,584
Interest income on certain indirect capital provision assets	15,006	(15,006)	-	-	-
Income on capital provision assets	428,398	(113,698)	314,700	302,075	12,625
Interest and other income	1,870	(1,742)	128	128	-
Impairment of receivable	(4,083)	-	(4,083)	(4,083)	-
Realized gain on derivative financial liabilities	7,000	-	7,000	7,000	-
Realized loss on derivative financial assets	(4,154)	4,154	-	-	-
Loss on financial liabilities at fair value through profit or loss	(20,872)	20,467	(405)	(405)	-
Loss on equity securities	1,169	(1,722)	(553)	(553)	-
Loss on capital provision asset subparticipations	-	(7)	(7)	(7)	-
Total capital provision income	409,328	(92,548)	316,780	304,155	12,625

	(As Restated)
				Burford only
		Elimination of		Capital	Capital
	Consolidated	third-party	Burford only	provision	provision
	total	interests	total	- direct	- indirect
December 31, 2018	$’000	$’000	$’000	$’000	$’000
Realized gains/(losses) relative to cost	139,901	16,854	156,755	142,044	14,711
Previous unrealized (gains)/losses transferred to realized gains/(losses)	(49,694)	(26,832)	(76,526)	(70,523)	(6,003)
Fair value adjustment in the period	408,151	(93,303)	314,848	313,121	1,727
Interest income on certain indirect capital provision assets	11,000	(11,000)	-	-	-
Income on capital provision assets	509,358	(114,281)	395,077	384,642	10,435
Interest and other income	1,692	(1,642)	50	50	-
Realized gain on derivative financial liabilities	2,250	-	2,250	2,250	-
Realized loss on derivative financial assets	(3,462)	3,462	-	-	-
Loss on financial liabilities at fair value through profit or loss	(3,010)	3,010	-	-	-
Loss on equity securities	(4,852)	-	(4,852)	(4,852)	-
Total capital provision income	501,976	(109,451)	392,525	382,090	10,435